Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
6.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2023	2024
Building improvement	$6,421	$6,457
Machinery and equipment	5,751	6,163
Land	3,490	3,437
Office equipment, furniture and fixtures	1,674	1,764
Automobiles	392	417
Total	17,728	18,238
Less: accumulated depreciation	(9,219)	(10,038)
Property, plant and equipment, net	$8,509	$8,200

Depreciation expense was $1,206, $1,285 and $1,092 for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2023 and 2024, land use rights owned by Jiangxi Yibo, a subsidiary of the Group, for which the carrying value were $2,631 and $2,385, respectively, were pledged to secure short-term loans and bank acceptance notes payable from Bank of China Xinyu branch and Agricultural Bank of China Xinyu Branch.